Equity-Based Compensation and Equity	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Stockholders Equity And Stock Based Compensation [Text Block]
11. Equity-Based Compensation and Equity
The Limited Partnership Agreement allows profits interests in Topco to be granted to directors, officers, employees, and consultants of Topco and its subsidiaries. The performance-based profits interests (“Common Series C Units”) are subject to certain vesting requirements, as described below.
Additionally, in 2014, Topco issued 30,000 time-vesting profits interests (“Common Series D Units”) to entities affiliated with one equity sponsor of Topco. Time-vesting profits interests vest on a monthly basis that began on October 1, 2014 and ended on September 1, 2019. The compensation expense associated with the issuance of such awards for non-employees
is recorded by the Company as the Company receives the benefit of the services being provided by the non-employees.
Common Series C Units and Common Series
C-2
Units
During the years ended December 31, 2020, 2019, and 2018, 2,900 Common Series C Units, 21,953 Common Series C Units, and 10,830 Common Series C Units, respectively, were granted at no cost to employees of the Company. As the result of an amendment and restatement of the Limited Partnership Agreement, on March 15, 2018, 75% of all Common Series C Units awards are subject to vesting over four fiscal years from their respective issuance date. The remaining 25% of the units vest if and when Topco’s private equity sponsors as of the date of the 2014 Topco Acquisition realize a pre-tax
internal rate of return of 20% compounded annually with respect to the Common Series A Units of Topco held by such sponsors. To the extent the Common Series C Units vest, such units may still be forfeited as a result of termination of the employment of the applicable holders or upon a non-qualifying
exit event. Certain awards vest over the remaining initial four-year term, subject to the employee’s continued employment. In addition, certain Common Series C Units were issued in connection with the Daymon Acquisition to Daymon employees, certain of which are deemed to be vested upon issuance, and certain on which vest in four installments on each of the first four anniversaries following the completion of the Daymon Acquisition, subject to such employee’s continued employment with the Company. The Limited Partnership Agreement also authorizes Topco to issue 35,000 Common Series
C-2
Units to employees of the Company, which are deemed to be vested upon issuance and subject to substantially similar forfeiture provisions as the Common Series C Units, including forfeiture upon certain terminations of employment with the Company of the applicable holders or a non-qualifying
exit event.
A valuation, including an option pricing method allocation and Monte Carlo simulation, was used to estimate the fair value of Common Series C Units and Common Series
C-2
Units. The expected price volatility is based on the average of the historical volatility of comparable public companies. The risk-free rate is based on U.S. Treasury yields in effect at the time of grant over the expected term. The Company did not use a dividend yield as it has not historically paid distributions.
The following weighted average assumptions were used in determining the fair value of Common Series C Unit grants made during the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Grant date fair value	$201.25	$37.90	$167.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	75.3%	41.2%	36.0%
Risk-free interest rate	0.2%	2.5%	2.3%
Lack of marketability discount	30.5%	31.3%	29.2%
Expected term (years)	1.0	1.0	1.0

The following weighted average assumptions were used in determining the fair value of Common Series
C-2
Unit grants made during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Grant date fair value	$223.00	$284.00	$652.99
Dividend yield	0.0%	0.0%	0.0%
Yield Test Probability	23.3%	39.0%	97.1%
Cost of Equity Capital	11.8%	11.1%	12.3%
Expected term (years)	1.0	2.0	3.0
Topco has the option to repurchase Common Series C Units for cash.
The following table summarizes the activity in the Common Series C Units during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Beginning of the period	174,190	156,975	150,906
Grants	2,900	21,953	10,830
Forfeitures	(5,064)	(4,738)	(4,416)
Repurchases	—	—	(345)

End of the period	172,026	174,190	156,975

The following table summarizes the activity in the Common Series
C-2
Units during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Beginning of the period	33,400	33,525	—
Grants	2,500	1,425	34,275
Forfeitures	(3,625)	(1,550)	(750)

End of the period	32,275	33,400	33,525

The Company classified the Merger as a vesting exit event for accounting purposes associated with the Common Series C and
C-2
Units. As a result, the Company recognized
non-cash
compensation expenses of $62.7 million in connection with the Common Series C Units and $13.3 million in connection with the Common Series
C-2
Units for the year ended December 31, 2020. The remaining $5.7 million and $0.4 million will vest in 2021 and 2022, respectively. As the vesting exit event was at Topco, there was no impact to the Company’s outstanding shares of Common Stock. No expense was recorded in the years ended December 31, 2019 or 2018, since a vesting exit event was not yet deemed probable of occurring.
Common Series D Units
The Company measures the fair value of the Common Series D Units quarterly throughout the five-year vesting period and recognizes this cost ratably over the vesting period. There were no grants during the years ended December 31, 2020, 2019, and 2018. The OPM was used to estimate the Common Series D Units fair value of $300 as of the grant date. The expected share price volatility is based on the average of the historical volatility of comparable public companies. The risk-free rate is based on U.S. Treasury yields in effect at the time of grant over the expected term. The Company did not use a dividend yield as it has not historically paid distributions. The fair value of these units at the end of each measurement period were $644, $184, and $165 per unit as of December 31, 2020, 2019, and 2018. Since the Common Series D Units that were issued under the Limited Partnership Agreement were for interests in Topco, which is outside of the consolidated group, the value of the profits interests were marked to market at each of the Company’s reporting periods.
The following assumptions were used in determining the fair value for the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Grant date fair value	$300.00	$300.00	$300.00
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	48.0%	44.0%	40.0%
Risk-free interest rate	0.1%	1.6%	2.6%
Lack of marketability discount	23.0%	26.0%	25.0%
Expected term (years)	1.0	1.0	1.0
On December 31, 2020, there were 30,000 Common Series D Units outstanding. During the years ended December 31, 2020, 2019, and 2018, the Company recorded an equity-based compensation expense of $13.8 million, $1.3 million and a gain related to equity-based compensation of $8.2 million, respectively, included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.
Equity
Class A Common Stock
—The Company is authorized to issue 3,920,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share on each matter on which they are entitled to vote. At December 31, 2020, there were 318,425,182 shares of Class A common stock legally issued and outstanding, including 5,000,000 Performance Shares issued to Topco at the Closing, which were subject to vesting upon satisfaction of a market performance condition after the Closing. Such performance shares vested on January 15, 2021 when the market performance condition was satisfied. Topco did not have the right to vote the Performance Shares until the vesting condition for the Performance Shares was achieved.
Preferred stock
—The Company is authorized to issue 10,000,000 preferred stock with no par value of $0.0001 per share. At December 31, 2020 and 2019, there are no preferred stock issued or outstanding.
Warrants
—As of December 31, 2020, 11,250,000 public warrants were outstanding. Each whole warrant entitles the holder to purchase one whole share of the Company’s Class A common stock at an exercise price of $11.50 per share, subject to adjustment. Warrants may only be exercised for a whole number of shares of Class A common stock. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants became exercisable 30 days after the completion of the Merger. The warrants will expire five years after the completion of the Merger, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.
As of December 31, 2020, 7,333,333 private placement warrants were outstanding. The private placement warrants are identical to the public warrants, except that the private placement warrants and the Class A common stock issuable upon exercise of the private placement warrants were not transferable, assignable or salable until 30 days after the completion of the Merger, subject to certain limited exceptions. Additionally, the private placement warrants will be non-redeemable
so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the private placement warrants are held by someone other than the initial stockholders or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The Company may call the warrants for redemption:
For cash:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported closing price of the common stock equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

For cash or Class A common stock:

•	in whole and not in part;

•
at a price of $0.10 per warrant, provided that the warrant holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock to be determined by reference to a table included in the warrant agreement, based on the redemption date and the fair market value of the Class A common stock;

•	upon a minimum of 30 days’ prior written notice of redemption;

•
if, and only if, the last reported closing price of the common stock equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, reorganizations, reclassifications, recapitalizations and the like) on the trading day prior to the date on which the Company sends notice of redemption to the warrant holders; and

•
if, and only if, an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30 day period after which written notice of redemption is given, or the Company has elected to require the exercise of the warrants on a “cashless” basis.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement.
The exercise price and number of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend. Additionally, in the event of a recapitalization, reorganization, merger or consolidation, the kind and amount of shares of stock or other securities or property (including cash) issuable upon exercise of the warrants may be adjusted. However, the warrants will not be adjusted for issuance of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants shares.
During the year ended December 31, 2020, no warrants were exercised for Class A common stock.